Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	kr 343,254	kr 360,634
Financial liabilities at fair value	314,304	330,209
Level 3 | Bottom of range
Disclosure of fair value measurement of assets [line items]
Effect of changing the non-observable parameters	(10)	(16)
Level 3 | Top of range
Disclosure of fair value measurement of assets [line items]
Effect of changing the non-observable parameters	10	16
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	41,000	45,000
Financial liabilities at fair value	kr 22,000	kr 18,000
Percentage of total financial assets	12.00%	13.00%
Percentage of total financial liabilities	7.00%	6.00%
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	kr 0	kr 0
Financial liabilities at fair value	kr 4,000	kr 5,000
Percentage of total financial assets	0.00%	0.00%
Percentage of total financial liabilities	1.00%	1.00%